N-2 - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cover [Abstract]
Entity Central Index Key		0001725295
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		Tax-Exempt Private Credit Fund, Inc.
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
	1-Year	3-Year	5-Year	Since Inception(1)
Tax-Exempt Private Credit Fund	-1.49%	-0.31%	0.96%	1.62%
Bloomberg High Yield Muni Bond Index(2)	0.20%	6.77%	2.85%	3.94%

Expense Example, Year 01		$ (1.49)
Expense Example, Years 1 to 3		(0.31)
Expense Example, Years 1 to 5		0.96
Expense Example, Years 1 to 10	[1]	$ 1.62
Purpose of Fee Table , Note [Text Block]

Expense Example

As a shareholder of the Tax-Exempt Private Credit Fund (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, service fees on marketplace loans and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2025 – September 30, 2025).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value April 1, 2025	Ending Account Value September 30, 2025	Expenses Paid During Period(1) April 1, 2025 to September 30, 2025
Actual(2)(3)	$1,000.00	$989.00	$10.87
Hypothetical (5% return before expenses)(4)	$1,000.00	$1,014.14	$11.01

(1) Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.50% multiplied by the average account value over the period, multiplied 183/365 to reflect the one-half year period.

(2) Based on the actual returns for the six month period ended September 30, 2025 of -1.10%.

	1-Year	3-Year	5-Year	Since Inception(1)
Tax-Exempt Private Credit Fund	-1.49%	-0.31%	0.96%	1.62%
Bloomberg High Yield Muni Bond Index(2)	0.20%	6.77%	2.85%	3.94%

(1) Inception date of the Fund was March 26, 2018.

(2) The Bloomberg High Yield Muni Bond Index is composite index which has a 25% weighting in investment-grade triple-B bonds and 75% weighting in non-investment grade bonds. In addition, 75% of the index is in bonds issued as part of transactions of at least $100 million in size. This index can not be invested in directly.

Management Fee not based on Net Assets, Note [Text Block]

The Fund has an agreement with Tortoise Capital Advisors, LLC (the “Adviser”) to provide for investment advisory services to the Fund. Under the Investment Advisory Agreement between the Fund and the Adviser, the Adviser is entitled to receive, on a quarterly basis, annual compensation in an amount equal to 1.25% of the daily “Managed Assets” of the Fund. “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares).

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in Municipal-Related Securities. The Fund considers a security or obligation to be a Municipal-Related Security if it is issued (i) for projects in the social infrastructure sector (defined below) or (ii) by or on behalf of governmental entities or other qualifying issuers of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. The “social infrastructure sector” includes assets and services that accommodate essential social services related to education, healthcare, housing, human service providers and social services. Such assets and services may include, but not be limited to, primary, secondary and post-secondary education facilities; hospitals and other healthcare facilities; seniors, student, affordable, military and other housing facilities; industrial/infrastructure and utility projects; and nonprofit and civic facilities. The Fund may also invest up to 20% of its total assets in each of the following: (i) securities guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (ii) equity investments in other companies, including exchange-traded funds and (iii) non-Municipal-Related Securities.

Effects of Leverage [Text Block]

Pursuant to an Expense Limitation and Reimbursement Agreement, through October 24, 2024 the Adviser had agreed to waive its fees and/or reimburse expenses of the Fund so that certain of the Fund’s expenses (“Specified Expenses”) would not exceed 0.25% of Managed Assets (annualized). The Fund agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses were less than 0.25% of Managed Assets (annualized) (or, if a lower expense limit was then in effect, such lower limit) within the three-year period after the Adviser incurred the expense; provided, however, that the Adviser could recapture a Specified Expense in the same year it was incurred. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including organizational and certain offering costs, with the exception of (i) the management fee, (ii) any distribution fee, (iii) brokerage costs, (iv) distribution/interest payments (including any distribution payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (v) taxes, and (vi) extraordinary expenses (as determined in the sole discretion of the Adviser). During the period October 1, 2024 to October 24, 2024, the Adviser did not recoup any previously waived fees for the Fund. The Expense Limitation and Reimbursement Agreement was terminated between the Adviser and the Fund on October 24, 2024. As a result, the Adviser is no longer obligated to waive its fees and/or reimburse expenses of the Fund so that the Fund’s Specified Expenses (as defined in the Fund’s prospectus) will not exceed 0.25% of net assets (annualized) and is no longer entitled to reimbursement of any previous expenses borne by the Adviser on behalf of the Fund.

Annual Dividend Payment		$ (2.98)	$ (0.25)	$ (0.72)	$ (0.5)	$ (0.39)
NAV Per Share		$ 8.35	$ 8.27	$ 9.3	$ 9.48	$ 9.65
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Liquidation Rights [Text Block]		the requisite shareholder approval at the meeting, fulfilling the shareholder authorization required to effect the liquidation and permitting the Fund to move forward with the orderly wind-down in accordance with the approved plan.
Rights Subject to Other than Majority Vote [Text Block]

On October 24, 2024, the Fund held a special meeting of shareholders, and at such meeting, Fund shareholders approved two Proposals. Proposal 1 is a Plan of Liquidation and Termination whereby the Fund will seek to conduct an orderly liquidation to harvest the value of its assets, pay debts, and make liquidating distributions to Fund shareholders. Proposal 2 asked Fund shareholders to approve a removal of the Fund’s fundamental policy of making quarterly offers to repurchase between 5% and 25% of its outstanding shares at net asset value. Both proposals received the requisite shareholder approval at the meeting, fulfilling the shareholder authorization required to effect the liquidation and permitting the Fund to move forward with the orderly wind-down in accordance with the approved plan. Additionally, as a result of the shareholder approval of Proposal 1, the Expense Limitation and Reimbursement Agreement was terminated effective October 24, 2024.

Long Term Debt [Table Text Block]

7. Borrowing

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive the principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances, including an event of default of the Fund (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed. In the event the buyer of securities (i.e. the MRA counterparty) under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

As of September 30, 2025, there were no reverse repurchase agreements outstanding in the Fund.

The Fund had established a line of credit (“LOC”) in the amount of $8,000,000. Borrowings under the LOC were charged an interest rate equal to the greater of (i) prime rate minus 1.00% and (ii) 0.00%. The LOC was intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility was with the Fund’s custodian, U.S. Bank, N.A. During the period October 1, 2024 to February 14, 2025, the Fund did not borrow on the LOC. The LOC matured on February 14, 2025 and was not renewed.

Outstanding Security, Authorized [Shares]		1,000,000,000
Outstanding Security, Held [Shares]		11,713,190
Bloomberg High Yield Muni Bond Index [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[2]	$ 0.20
Expense Example, Years 1 to 3	[2]	6.77
Expense Example, Years 1 to 5	[2]	2.85
Expense Example, Years 1 to 10	[1],[2]	$ 3.94

[1]	Inception date of the Fund was March 26, 2018.
[2]	The Bloomberg High Yield Muni Bond Index is composite index which has a 25% weighting in investment-grade triple-B bonds and 75% weighting in non-investment grade bonds. In addition, 75% of the index is in bonds issued as part of transactions of at least $100 million in size. This index can not be invested in directly.